PIA BBB Bond Fund
Schedule of Investments
February 28, 2026 (Unaudited)

CORPORATE BONDS - 90.2%	Par	Value
Aerospace/Defense - 2.8%
Boeing Co.
5.15%, 05/01/2030	$950,000	$984,332
5.71%, 05/01/2040	1,400,000	1,458,804
L3Harris Technologies, Inc., 6.15%, 12/15/2040	500,000	553,772
Northrop Grumman Corp., 4.95%, 03/15/2053	500,000	460,883
RTX Corp.
3.50%, 03/15/2027	1,000,000	997,581
4.35% , 04/15/2047	1,000,000	866,336
		5,321,708

Agriculture - 1.9%
Altria Group, Inc.
4.80%, 02/14/2029	148,000	151,268
3.40%, 05/06/2030	800,000	779,613
BAT Capital Corp.
2.26%, 03/25/2028	1,000,000	967,741
4.54%, 08/15/2047	400,000	338,369
5.65%, 03/16/2052	800,000	771,002
Bunge Ltd. Finance Corp., 3.75%, 09/25/2027	600,000	598,838
		3,606,831

Airlines - 0.3%
Southwest Airlines Co., 5.13%, 06/15/2027	500,000	505,920

Auto Manufacturers - 3.3%
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	500,000	496,267
6.80%, 11/07/2028	500,000	527,242
7.12%, 11/07/2033	1,000,000	1,093,080
6.13%, 03/08/2034	500,000	517,000
General Motors Co., 5.20%, 04/01/2045	400,000	364,974
General Motors Financial Co., Inc.
3.60%, 06/21/2030	1,300,000	1,263,722
2.35%, 01/08/2031	1,500,000	1,366,620
5.63%, 04/04/2032	500,000	525,856
		6,154,761

Banks - 6.6%
Barclays PLC
4.84%, 05/09/2028	1,000,000	1,007,855
5.75% to 08/09/2032 then 1 yr. CMT Rate + 3.00%, 08/09/2033	1,000,000	1,059,080
3.33% to 11/24/2041 then 1 yr. CMT Rate + 1.30%, 11/24/2042	700,000	545,977
Citigroup, Inc.
4.45%, 09/29/2027	700,000	704,517
5.30%, 05/06/2044	540,000	525,073
Citizens Financial Group, Inc., 5.84% to 01/23/2029 then SOFR + 2.01%, 01/23/2030	500,000	522,961
Deutsche Bank AG, 5.30% to 05/09/2030 then SOFR + 1.72%, 05/09/2031	1,000,000	1,033,163
Fifth Third Bancorp
4.06% to 04/25/2027 then SOFR + 1.36%, 04/25/2028	500,000	500,041
8.25%, 03/01/2038	225,000	279,107
Fifth Third Financial Corp., 5.98% to 01/30/2029 then SOFR + 2.16%, 01/30/2030	500,000	524,270
Goldman Sachs Group, Inc., 6.75%, 10/01/2037	950,000	1,067,447
HSBC Holdings PLC, 7.40% to 11/13/2033 then SOFR + 3.02%, 11/13/2034	1,100,000	1,261,248
Lloyds Banking Group PLC, 4.65%, 03/24/2026	800,000	800,300
M&T Bank Corp., 6.08% to 03/13/2031 then SOFR + 2.26%, 03/13/2032	500,000	535,281
Morgan Stanley, 2.48% to 09/16/2031 then SOFR + 1.36%, 09/16/2036	900,000	796,943
Santander Holdings USA, Inc., 6.34% to 05/31/2034 then SOFR + 2.14%, 05/31/2035	1,000,000	1,077,743
Westpac Banking Corp., 3.13%, 11/18/2041	300,000	232,951
		12,473,957

Beverages - 1.1%
Constellation Brands, Inc., 2.88%, 05/01/2030	700,000	665,978
Keurig Dr Pepper, Inc.
3.20%, 05/01/2030	1,000,000	959,436
4.50%, 04/15/2052	500,000	413,947
		2,039,361

Biotechnology - 2.1%
Amgen, Inc.
5.25%, 03/02/2033	1,000,000	1,048,451
2.80%, 08/15/2041	500,000	375,998
4.66%, 06/15/2051	1,006,000	879,213
5.65%, 03/02/2053	500,000	499,618
Biogen, Inc., 2.25%, 05/01/2030	700,000	649,859
Royalty Pharma PLC, 2.15%, 09/02/2031	500,000	447,175
		3,900,314

Building Materials - 0.7%
Amrize Finance US LLC, 5.40%, 04/07/2035	500,000	523,238
Carrier Global Corp., 2.70%, 02/15/2031	240,000	225,029
Vulcan Materials Co., 3.90%, 04/01/2027	620,000	620,460
		1,368,727

Chemicals - 1.2%
Dow Chemical Co.
7.38%, 11/01/2029	170,000	187,123
6.90%, 05/15/2053	500,000	513,821
DuPont de Nemours, Inc., 4.73%, 11/15/2028 (a)	432,000	438,184
Nutrien Ltd., 2.95%, 05/13/2030	700,000	668,784
Sherwin-Williams Co., 2.20%, 03/15/2032	600,000	532,963
		2,340,875

Commercial Services - 1.0%
Equifax, Inc., 3.10%, 05/15/2030	500,000	477,607
Global Payments, Inc.
1.20%, 03/01/2026	500,000	500,000
4.88%, 11/15/2030	500,000	499,838
Moody's Corp.
2.00%, 08/19/2031	250,000	224,663
3.10%, 11/29/2061	250,000	154,766
		1,856,874

Computers - 1.2%
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	124,000	124,088
6.20%, 07/15/2030	500,000	537,431
3.45%, 12/15/2051	181,000	127,151
Hewlett Packard Enterprise Co., 4.85%, 10/15/2031	1,000,000	1,015,340
HP, Inc., 5.50%, 01/15/2033	500,000	513,969
		2,317,979

Diversified Financial Services - 3.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,500,000	1,402,562
Air Lease Corp., 5.30%, 02/01/2028	1,000,000	1,021,481
Ally Financial, Inc., 2.20%, 11/02/2028	500,000	476,201
Capital One Financial Corp., 3.65%, 05/11/2027	1,400,000	1,395,901
Jefferies Financial Group, Inc., 6.20%, 04/14/2034	500,000	523,215
Nasdaq, Inc., 5.55%, 02/15/2034	500,000	527,027
Nomura Holdings, Inc., 2.17%, 07/14/2028	1,000,000	957,717
Synchrony Financial, 5.02% (SOFR + 1.40%), 07/29/2029	500,000	506,732
		6,810,836

Electric - 7.6%
AEP Texas, Inc., 5.45%, 05/15/2029	500,000	521,469
American Electric Power Co., Inc., 5.95%, 11/01/2032	500,000	540,978
Black Hills Corp., 6.00%, 01/15/2035	500,000	540,440
Constellation Energy Generation LLC, 5.75%, 03/15/2054	250,000	251,471
Dominion Energy, Inc.
2.25%, 08/15/2031	500,000	451,785
4.90%, 08/01/2041	470,000	439,852
Duke Energy Corp.
2.45%, 06/01/2030	950,000	890,954
3.30%, 06/15/2041	1,000,000	782,272
El Paso Electric Co., 6.00%, 05/15/2035	850,000	895,668
Eversource Energy, 2.55%, 03/15/2031	500,000	459,735
Exelon Corp., 5.45%, 03/15/2034	600,000	630,407
FirstEnergy Corp., 2.25%, 09/01/2030	700,000	643,710
Interstate Power and Light Co., 5.60%, 06/29/2035	500,000	526,703
NextEra Energy Capital Holdings, Inc.
4.63%, 07/15/2027	500,000	505,123
2.25%, 06/01/2030	400,000	371,402
5.25%, 03/15/2034	600,000	622,009
Pacific Gas and Electric Co., 3.50%, 08/01/2050	5,000,000	3,456,343
Sempra, 4.13% to 04/01/2027 then 5 yr. CMT Rate + 2.87%, 04/01/2052	600,000	592,661
Southwestern Electric Power Co., 3.25%, 11/01/2051	400,000	266,768
System Energy Resources, Inc., 5.30%, 12/15/2034	500,000	510,829
Xcel Energy, Inc., 2.35%, 11/15/2031	500,000	451,279
		14,351,858

Electronics - 0.4%
Fortive Corp., 3.15%, 06/15/2026	750,000	747,419

Entertainment - 0.3%
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	581,000	533,794
5.14%, 03/15/2052	210,000	140,175
		673,969

Food - 2.8%
Conagra Brands, Inc., 7.00%, 10/01/2028	1,300,000	1,391,020
General Mills, Inc., 2.25%, 10/14/2031	700,000	629,204
Kraft Heinz Foods Co.
5.20%, 03/15/2032	500,000	518,791
4.88%, 10/01/2049	600,000	518,126
Kroger Co., 5.50%, 09/15/2054	500,000	483,752
Mondelez International, Inc., 1.50%, 02/04/2031	500,000	440,894
Sysco Corp.
5.95% (SOFR + 2.16%), 04/01/2030	464,000	494,098
3.15%, 12/14/2051	400,000	270,910
Tyson Foods, Inc., 4.35%, 03/01/2029	600,000	605,853
		5,352,648

Forest Products & Paper - 0.4%
International Paper Co., 6.00%, 11/15/2041	700,000	730,538

Gas - 0.3%
NiSource, Inc.
5.35%, 04/01/2034	250,000	261,161
5.25%, 02/15/2043	400,000	390,471
		651,632

Hand/Machine Tools - 0.2%
Kennametal, Inc., 2.80%, 03/01/2031	330,000	307,535

Healthcare-Products - 1.0%
Agilent Technologies, Inc., 2.30%, 03/12/2031	215,000	196,558
GE HealthCare Technologies, Inc., 5.86%, 03/15/2030	500,000	531,606
Solventum Corp., 5.60%, 03/23/2034	500,000	522,558
Stryker Corp., 1.95%, 06/15/2030	700,000	643,494
		1,894,216

Healthcare-Services - 3.2%
Cigna Group
5.25%, 01/15/2036	500,000	513,986
3.40%, 03/15/2050	600,000	425,526
Elevance Health, Inc.
5.50%, 10/15/2032	500,000	528,127
4.65%, 08/15/2044	600,000	536,697
5.13%, 02/15/2053	1,000,000	912,799
HCA, Inc.
4.13%, 06/15/2029	1,000,000	1,001,785
5.60%, 04/01/2034	1,000,000	1,051,703
4.38%, 03/15/2042	600,000	522,416
Humana, Inc., 4.88%, 04/01/2030	500,000	507,282
		6,000,321

Household Products/Wares - 0.3%
Church & Dwight Co., Inc., 3.15%, 08/01/2027	500,000	495,869

Insurance - 4.0%
American International Group, Inc., 5.45%, 05/07/2035	500,000	521,871
Aon Corp., 2.80%, 05/15/2030	600,000	569,443
CNA Financial Corp., 5.13%, 02/15/2034	500,000	508,284
Corebridge Financial, Inc.
3.90%, 04/05/2032	500,000	476,250
6.05%, 09/15/2033	500,000	533,793
Fidelity National Financial, Inc., 2.45%, 03/15/2031	2,000,000	1,798,877
Lincoln National Corp.
3.80%, 03/01/2028	120,000	118,957
5.85%, 03/15/2034	500,000	516,718
MetLife, Inc., 6.40%, 12/15/2036	855,000	894,972
Old Republic International Corp., 5.75%, 03/28/2034	1,000,000	1,048,643
Prudential Financial, Inc., 5.13% to 02/28/2032 then 5 yr. CMT Rate + 3.16%, 03/01/2052	500,000	491,583
		7,479,391

Internet - 0.5%
eBay, Inc., 2.60%, 05/10/2031	500,000	461,381
Expedia Group, Inc., 5.40%, 02/15/2035	500,000	505,521
		966,902

Investment Companies - 1.3%
Ares Capital Corp., 5.80%, 03/08/2032	1,000,000	997,320
Ares Strategic Income Fund, 5.55%, 04/15/2031 (a)	500,000	492,031
Blackstone Private Credit Fund, 5.95%, 07/16/2029	500,000	504,548
Blue Owl Capital Corp., 6.20%, 07/15/2030	500,000	499,166
		2,493,065

Iron/Steel - 0.6%
Steel Dynamics, Inc., 5.25%, 05/15/2035	500,000	513,998
Vale Overseas Ltd., 6.13%, 06/12/2033	500,000	540,312
		1,054,310

Lodging - 1.1%
Hyatt Hotels Corp., 5.75%, 03/30/2032	500,000	528,468
Marriott International, Inc./MD, 4.90%, 04/15/2029	500,000	513,116
Sands China Ltd., 2.30%, 03/08/2027 (b)	1,000,000	982,180
		2,023,764

Machinery-Diversified - 1.1%
CNH Industrial Capital LLC, 5.10%, 04/20/2029	500,000	514,410
IDEX Corp., 3.00%, 05/01/2030	1,000,000	957,486
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/2034	500,000	530,494
		2,002,390

Media - 2.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031	1,000,000	910,837
2.30%, 02/01/2032	1,000,000	874,244
3.90%, 06/01/2052	1,000,000	659,696
Discovery Communications LLC, 3.63%, 05/15/2030	1,000,000	971,250
Paramount Global, 4.38%, 03/15/2043	610,000	382,896
Time Warner Cable Enterprises LLC, 8.38%, 07/15/2033	810,000	947,524
		4,746,447

Mining - 0.4%
Southern Copper Corp., 6.75%, 04/16/2040	750,000	861,945

Miscellaneous Manufacturing - 0.3%
Textron, Inc., 6.10%, 11/15/2033	500,000	547,876

Oil & Gas - 2.6%
Canadian Natural Resources Ltd., 4.95%, 06/01/2047	700,000	639,499
Devon Energy Corp., 5.20%, 09/15/2034	1,000,000	1,025,642
Diamondback Energy, Inc., 3.13%, 03/24/2031	500,000	474,596
Occidental Petroleum Corp., 5.55%, 10/01/2034	1,000,000	1,042,945
Suncor Energy, Inc., 3.75%, 03/04/2051	500,000	367,001
Valero Energy Corp.
2.80%, 12/01/2031	750,000	694,474
6.63%, 06/15/2037	655,000	737,188
		4,981,345

Oil & Gas Services - 0.5%
Halliburton Co., 2.92%, 03/01/2030	1,000,000	958,844

Packaging & Containers - 0.5%
Amcor Flexibles North America, Inc., 5.10%, 03/17/2030	500,000	518,062
WRKCo, Inc., 3.90%, 06/01/2028	500,000	499,919
		1,017,981

Pharmaceuticals - 2.9%
AbbVie, Inc., 4.75%, 03/15/2045	268,000	249,498
Cardinal Health, Inc., 3.41%, 06/15/2027	125,000	124,327
CVS Health Corp.
3.75%, 04/01/2030	2,150,000	2,117,334
5.13%, 07/20/2045	500,000	458,015
5.05%, 03/25/2048	1,000,000	892,640
6.05%, 06/01/2054	500,000	503,044
Viatris, Inc., 2.70%, 06/22/2030	600,000	554,360
Zoetis, Inc., 2.00%, 05/15/2030	600,000	554,444
		5,453,662

Pipelines - 7.1%
Boardwalk Pipelines LP, 3.60%, 09/01/2032	500,000	473,411
Enbridge, Inc.
4.50%, 02/15/2031	500,000	505,493
3.40%, 08/01/2051	250,000	174,843
5.95%, 04/05/2054	500,000	516,138
Energy Transfer LP
5.25%, 07/01/2029	1,200,000	1,245,091
5.00%, 05/15/2050	1,000,000	856,562
5.95%, 05/15/2054	500,000	483,780
Enterprise Products Operating LLC, 3.30%, 02/15/2053	500,000	341,249
Kinder Morgan Energy Partners LP, 5.80%, 03/15/2035	1,270,000	1,358,584
Kinder Morgan, Inc.
2.00%, 02/15/2031	600,000	544,341
5.55%, 06/01/2045	700,000	692,805
MPLX LP
4.25%, 12/01/2027	515,000	517,658
4.95%, 03/14/2052	600,000	516,647
ONEOK, Inc.
6.10%, 11/15/2032	500,000	540,293
5.70%, 11/01/2054	500,000	472,119
Plains All American Pipeline LP / PAA Finance Corp., 3.80%, 09/15/2030	546,000	536,433
South Bow USA Infrastructure Holdings LLC, 6.18%, 10/01/2054	1,000,000	979,951
Targa Resources Corp.
5.20%, 07/01/2027	500,000	508,193
4.90%, 09/15/2030	500,000	513,718
TransCanada PipeLines Ltd., 4.10%, 04/15/2030	1,100,000	1,098,772
Williams Cos., Inc., 5.10%, 09/15/2045	500,000	468,471
		13,344,552

REITs - 5.2%
Alexandria Real Estate Equities, Inc., 1.88%, 02/01/2033	650,000	541,103
American Tower Corp., 1.88%, 10/15/2030	1,000,000	903,494
Boston Properties LP, 3.25%, 01/30/2031	675,000	636,244
COPT Defense Properties LP, 2.75%, 04/15/2031	500,000	462,358
Crown Castle, Inc.
3.65%, 09/01/2027	500,000	497,828
2.25%, 01/15/2031	600,000	543,267
Equinix, Inc.
1.55%, 03/15/2028	500,000	477,204
3.90%, 04/15/2032	100,000	96,918
Extra Space Storage LP, 5.90%, 01/15/2031	500,000	533,564
GLP Capital LP / GLP Financing II, Inc., 3.25%, 01/15/2032	250,000	228,280
Healthpeak OP LLC, 2.13%, 12/01/2028	350,000	333,099
Omega Healthcare Investors, Inc., 3.25%, 04/15/2033	1,000,000	903,401
Sabra Health Care LP, 3.90%, 10/15/2029	1,000,000	986,510
Store Capital LLC
4.50%, 03/15/2028	810,000	813,598
5.40%, 04/30/2030	1,000,000	1,028,417
Ventas Realty LP, 5.63%, 07/01/2034	600,000	632,914
Weyerhaeuser Co., 7.38%, 03/15/2032	226,000	259,442
		9,877,641

Retail - 2.3%
AutoZone, Inc., 4.75%, 08/01/2032	500,000	507,762
Genuine Parts Co., 1.88%, 11/01/2030	500,000	441,541
Lowe's Cos., Inc.
1.70%, 10/15/2030	500,000	449,842
5.63%, 04/15/2053	1,000,000	985,774
McDonald's Corp., 4.88%, 12/09/2045	550,000	511,739
Starbucks Corp., 2.55%, 11/15/2030	1,000,000	935,171
Tractor Supply Co., 1.75%, 11/01/2030	500,000	448,051
		4,279,880

Semiconductors - 2.0%
Broadcom, Inc., 3.19%, 11/15/2036 (a)	55,000	47,473
Intel Corp.
5.20%, 02/10/2033	1,500,000	1,546,962
5.60%, 02/21/2054	1,000,000	945,491
Micron Technology, Inc., 2.70%, 04/15/2032	250,000	228,719
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.40%, 06/01/2027	500,000	502,684
2.50%, 05/11/2031	500,000	458,131
		3,729,460

Software - 3.5%
Fidelity National Information Services, Inc., 5.10%, 07/15/2032	600,000	611,285
Fiserv, Inc.
5.63%, 08/21/2033	500,000	517,645
5.25%, 08/11/2035	500,000	500,493
Oracle Corp.
4.95%, 02/04/2031	1,000,000	999,814
5.50%, 08/03/2035	670,000	662,631
3.65%, 03/25/2041	1,400,000	1,040,663
3.95%, 03/25/2051	1,350,000	894,066
5.55%, 02/06/2053	1,000,000	832,673
Roper Technologies, Inc., 1.40%, 09/15/2027	650,000	625,567
		6,684,837

Telecommunications - 7.9%
AT&T, Inc.
2.30%, 06/01/2027	400,000	392,575
2.55%, 12/01/2033	875,000	759,172
5.13%, 04/30/2036	1,000,000	1,015,303
3.50%, 09/15/2053	2,368,000	1,617,033
3.55%, 09/15/2055	1,196,000	811,190
3.80%, 12/01/2057	727,000	510,476
British Telecommunications PLC, 9.63%, 12/15/2030 (b)	855,000	1,046,579
Deutsche Telekom International Finance BV, 8.75%, 06/15/2030 (b)	345,000	404,988
Motorola Solutions, Inc., 5.40%, 04/15/2034	500,000	522,986
Orange SA, 5.38%, 01/13/2042	575,000	573,256
Telefonica Emisiones SA, 7.05%, 06/20/2036	475,000	538,045
T-Mobile USA, Inc.
3.88%, 04/15/2030	1,600,000	1,588,310
2.25%, 11/15/2031	600,000	539,110
3.40%, 10/15/2052	1,100,000	751,583
5.65%, 01/15/2053	500,000	490,593
Verizon Communications, Inc.
2.55%, 03/21/2031	336,000	311,010
5.40%, 07/02/2037	523,000	538,507
4.86%, 08/21/2046	1,500,000	1,352,659
3.55%, 03/22/2051	1,000,000	725,160
2.99%, 10/30/2056	600,000	366,053
		14,854,588

Transportation - 1.1%
FedEx Corp., 3.25%, 05/15/2041	1,000,000	789,275
Kirby Corp., 4.20%, 03/01/2028	450,000	451,679
Norfolk Southern Corp.
2.30%, 05/15/2031	250,000	228,321
2.90%, 08/25/2051	1,000,000	641,985
		2,111,260

Trucking & Leasing - 0.2%
GATX Corp., 1.90%, 06/01/2031	500,000	445,212

Water - 0.3%
American Water Capital Corp., 2.80%, 05/01/2030	650,000	622,578
TOTAL CORPORATE BONDS (Cost $181,047,072)		170,442,078

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 6.1%	Par	Value
Indonesia Government International Bond
3.85%, 10/15/2030	500,000	493,250
4.70%, 02/10/2034	500,000	498,531
5.15%, 09/10/2054	500,000	476,703
Mexico Government International Bond
4.50%, 04/22/2029	1,300,000	1,304,810
5.63%, 02/09/2034	200,000	201,996
6.88%, 05/13/2037	200,000	216,040
4.75%, 03/08/2044	2,490,000	2,079,648
Panama Government International Bond
2.25%, 09/29/2032	1,700,000	1,433,695
6.70%, 01/26/2036	750,000	819,263
Peruvian Government International Bond
3.00%, 01/15/2034	400,000	352,700
6.55%, 03/14/2037	1,050,000	1,175,213
Philippine Government International Bond, 5.00%, 01/13/2037	1,625,000	1,648,746
Uruguay Government International Bond, 4.38%, 01/23/2031	800,000	814,520
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,828,294)		11,515,115

U.S. TREASURY SECURITIES - 1.7%	Par	Value
United States Treasury Note/Bond
4.00%, 11/15/2035	1,000,000	1,003,750
4.75%, 08/15/2055	2,200,000	2,240,734
TOTAL U.S. TREASURY SECURITIES (Cost $3,209,243)		3,244,484

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.2%	Shares	Value
Fidelity Government Portfolio - Institutional Class, 3.55% (c)	2,300,011	2,300,011
TOTAL MONEY MARKET FUNDS (Cost $2,300,011)		2,300,011

TOTAL INVESTMENTS - 99.2% (Cost $199,384,620)		187,501,688
Other Assets in Excess of Liabilities - 0.8%		1,423,492
TOTAL NET ASSETS - 100.0%		$188,925,180

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2026, the value of these securities total $977,688 or 0.5% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of February 28, 2026.
(c)	The rate shown represents the 7-day annualized yield as of February 28, 2026.

Summary of Fair Value Disclosure as of February 28, 2026 (Unaudited)

PIA BBB Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$170,442,078	$–	$170,442,078
Foreign Government Debt Obligations	–	11,515,115	–	11,515,115
U.S. Treasury Securities	–	3,244,484	–	3,244,484
Money Market Funds	2,300,011	–	–	2,300,011
Total Investments	$2,300,011	$185,201,677	$–	$187,501,688